Segment Reporting - Schedule of Significant Revenue and Expense Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 43,269,569	$ 36,539,846	$ 36,598,667
Cost of sales	(34,009,809)	(26,964,611)	(28,636,850)
General and administrative expenses	(7,185,009)	(2,250,827)	(2,369,855)
Research and development expenses	(7,811,079)	(3,462,715)	(2,286,141)
Other income (expenses), net	(137,420)	78,790	(55,413)
Benefit from (provision for) income taxes	1,311,824	24,605	(109,622)
Net income	(5,650,379)	3,182,565	2,817,825
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Revenue	43,269,569	36,539,846	36,598,667
Cost of sales	(34,009,809)	(26,964,611)	(28,636,850)
Selling and marketing expenses	(1,088,455)	(782,523)	(322,961)
General and administrative expenses	(7,185,009)	(2,250,827)	(2,369,855)
Research and development expenses	(7,811,079)	(3,462,715)	(2,286,141)
Other income (expenses), net	(137,420)	78,790	(55,413)
Benefit from (provision for) income taxes	1,311,824	24,605	(109,622)
Net income	$ (5,650,379)	$ 3,182,565	$ 2,817,825